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VIA EDGAR TRANSMISSION


June 13, 2007


Securities and Exchange Commission
150 F Street N.E.
Washington, D.C.  20549


Re:   Performance Funds Trust
      File Nos. 33-46488/811-6603
      Post-Effective Amendment No. 30

Ladies and Gentlemen:

On behalf of Performance Funds Trust (the "Trust") and pursuant to Rule 485(a)(2) the Securities Act of 1933, as amended (the "Securities Act"), we hereby submit for filing by direct electronic transmission Post-Effective Amendment No. 30.

The purpose of the filing is to obtain on behalf of the Trust's series, The U.S. Treasury Money Market Fund (the "Fund"), certain series and class EDGAR identifier codes. The Fund was initially registered with the SEC in 1996 however the Fund was never offered. In 2000, the Trust re-filed the Fund under Rule 485(a) and has maintained annual filings thereafter; however, to date it has not yet offered the Fund's shares for sale. In 2006, the Trust obtained class series identifiers for all of its series, except the Fund, as it was not then contemplating a launch of the Fund.

The enclosed filing contains, among other nonmaterial changes, two changes from the materials included in Post-Effective Amendment No. 29 filed October 2, 2006, the addition of a nonfundamental policy regarding 80% minimum investment in U.S. Treasury securities and the removal of an investment policy permitting investment in repurchase agreements. In addition, the Fund's Statement of Additional Information ("SAI") is a separate document, no longer being incorporated into the Trust's SAI with respect to the Trust's other series.

Accordingly, the Trust believes the Fund's disclosures, with exceptions noted above, are substantially similar to those previously reviewed by the Commission and hereby requests, pursuant to Rule 461 of Securities Act of 1933, that the Filing become effective on June 21, 2007, or as soon as practicable thereafter. Attached is an executed acceleration request on behalf of the Distributor.


Please contact the undersigned at (617) 824-1215 with any questions concerning this filing. Thank you.

Very truly yours,

/s/ CURTIS BARNES

Curtis Barnes
Secretary to the Trust

Cc: Michael Malloy, Esq., Fund Counsel